As filed with the Securities and Exchange Commission on August 5, 2026

File No. 333-70963

File No. 811-09201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 47 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940  ☒

AMENDMENT NO. 40 ☒

COLI VUL-2 SERIES ACCOUNT

(Exact Name of Registrant)

EMPOWER ANNUITY INSURANCE
COMPANY OF AMERICA

(Name of Depositor)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices)

(303) 737-3000

(Depositor’s Telephone Number, including Area Code)

Bradley Strickling, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

Joshua Lindauer, Esq.

Faegre Drinker Biddle & Reath LLP

1500 K Street NW, Suite 1100

Washington, D.C. 20005 USA

It is proposed that this filing will become effective (check appropriate box):

☒   Immediately upon filing pursuant to paragraph (b) of Rule 485

☐  on pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on               pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:

Flexible Premium Variable Universal Life Contract

Supplement dated August 5, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Executive Benefit VUL and Executive Benefit VUL II policies issued by Empower Annuity Insurance Company of America

COLI VUL-2 Series Account

This Supplement amends certain information in your variable universal life insurance policy (“Policy”) updating summary prospectus and prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Important Notice Regarding the Reorganization of LVIP American Century International Fund

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved the reorganization (the “Reorganization”) of the LVIP American Century International Fund (the “Target Fund”) with and into the LVIP MFS International Growth Fund (the “Acquiring Fund”), see table below.

Target Fund and Corresponding Share Class	Acquiring Fund and Corresponding Share Class
LVIP American Century International Fund – Standard Class II	LVIP MFS International Growth Fund – Standard Class

The Reorganization is subject to shareholder approval and will be submitted to shareholders of the Target Funds for their consideration at a special meeting to be held on or about October 7, 2026. It is anticipated that the Reorganization, if approved by the shareholders, will take place, on or about October 9, 2026 (the “Closing Date”).

On the Closing Date, after the close of business, your Account Value in the Sub-Account invested in the Target Fund at the time of the Reorganization will become invested in the Sub-Account that invests in the corresponding class of the Acquiring Fund, and the Target Fund will liquidate, cease operations, and will no longer be available for investment. Unless you instruct us otherwise, any allocation instruction you have on file that includes the Target Fund will be automatically updated with the Acquiring Fund after the Closing Date.

A Proxy Statement/Prospectus will be sent to Policy Owners invested in the Target Fund requesting their vote on the proposal, which will include a full discussion of the Reorganization and the factors the Board of Trustees considered in approving the proposal.

Your rights and obligations under the Policy and your Account Value will not change as a result of the Reorganization. The fees and charges under the Policy will not change and there are no tax consequences to you as a result of the Reorganization.

*           *           *

As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Target Fund as an investment option under the Policy. As of the Closing Date, the Acquiring Fund will be added as an investment option under your Policy.

On the Closing Date, the table in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is amended to include the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	LVIP MFS International Growth Fund - Standard Class - Lincoln Financial Investments Corporation - Massachusetts Financial Services Company(1)(13)	0.79%	19.11%	7.09%	9.73%

See Prospectus for footnotes.

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Acquiring Fund, or other Funds available under your Policy, you may contact us by writing or calling Protective Life at P.O. Box 292, Birmingham, AL 35201-0292 or toll free at (888) 353-2654. Please keep this Supplement for future reference. You may also obtain the Acquiring Fund and other Fund prospectuses online at www.protective.com/productprospectus by selecting your Policy then “Investment Options.” Please work with your financial representative to determine if your existing allocation instructions should be changed before or after the Closing Date.

Prospectus

(Included in Registrant’s Form N-6, File No. 333-70963 (Accession No. 0001104659-26-046111) filed on April 21, 2026 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-70963 (Accession No. 0001104659-26-046111) filed on April 21, 2026 and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 30. Exhibits

(a) Board of Directors Resolutions

(a) (1) Resolution authorizing establishment of Registrant dated December 30, 1998 is incorporated herein by reference to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on January 22, 1999.

(b) Custodian Agreements. None.

(c) Underwriting Contracts.

(c) (1) Copy of underwriting contract between Great-West Life & Annuity Insurance Company (“Great-West”) and GWFS Equities, Inc. (formerly Benefits Corp Equities, Inc.) dated July 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2003.

(c) (2) Distribution Agreement between Great-West Life & Annuity Insurance Company (“Great-West”) and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is incorporated herein by reference to Post-Effective Amendment No. 40 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on May 10, 2021.

(d) Contracts (Including Riders & Endorsements)

(d) (1) Specimen Policy Form 355-CSO is incorporated herein by reference to Post-Effective Amendment No. 39 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 17, 2020.

(d) (2) Specimen Term Life Insurance Rider (Form J355 rider-CSO for policies issued after January 1, 2009) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on September 30, 2008.

(d) (3) Specimen Policy Free-Look Endorsement is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 27, 2000.

(d) (4) Specimen Policy Return of Expense Charge Endorsement is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 25, 2001.

(d) (5) Change of Insured Rider is incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 30, 2004.

(d) (6) Specimen Fixed Account Endorsement Form 379 is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on December 17, 2008.

(d) (7) Specimen Policy Form J355rev2 is incorporated herein by reference to Post-Effective Amendment No. 25 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 27, 2012.

(d) (8) Specimen Policy Endorsement (Form ICC 12-J801) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on September 27, 2012.

(d) (9) Specimen Policy Form J355rev3 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on February 28, 2014.

(d) (10) Specimen Policy Form ICC14-J355X incorporated herein by reference to Post-Effective Amendment No. 29 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on December 19, 2014.

(e) Applications

(e) Specimen Application is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on June 23, 1999.

(f) Depositor’s Certificate of Incorporation and By-Laws.

(f) (1) Depositor’s Certificate of Incorporation are incorporated herein by reference to Registrant’s Post-Effective Amendment No. 32 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2015.

(f) (2) By-Laws of Great-West are incorporated herein by reference to Post-Effective Amendment No. 32 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2015.

(g) Reinsurance Contracts.

(g) (1) Automatic YRT Reinsurance Agreement Effective October 1, 2008 between Great-West and The Canada Life Assurance Company (redacted), Amendment 1 to the Automatic YRT Reinsurance Agreement Effective October 1, 2008 dated August 1, 2010 (redacted) and Amendment 2 to the Automatic YRT Reinsurance Agreement Effective October 1, 2008 dated August 1, 2010 (redacted) are incorporated herein by reference to Post-Effective Amendment No. 6 to the N-6 Registration Statement (File No. 333-146241), filed with the Commission on April 26, 2011.

(g) (2) Automatic/Facultative YRT Guaranteed Issue and Fully Underwritten Reinsurance Agreement between Great-West and RGA Reinsurance Company effective May 1, 2010 (redacted) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on April 26, 2011.

(g) (3) Automatic Yearly Renewable Term Reinsurance Agreement between Great West and SCOR Global Life U.S. Re Insurance Company effective May 1, 2010 (redacted) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on April 26, 2011.

(g) (4) Automatic Yearly Renewable Term Reinsurance Agreement between Great-West and Hannover Life Reassurance Company of America effective May 1, 2010 (redacted) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on April 26, 2011.

(g) (5) Reinsurance Agreement between Great West and Protective Life Insurance Company effective June 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on December 26, 2019.

(h) Participation Agreements.

(h) (1) Participation Agreement among Great-West, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc., dated April 30, 2004 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (1) (i) Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM Distributors, Inc. dated April 30, 2004 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (1) (ii) Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM Distributors dated August 1, 2006, is incorporated herein by reference to Pre Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on December 4, 2007.

(h) (1) (iii) Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM Distributors dated November 15, 2007, is incorporated herein by reference to Pre Effective Amendment No. 1 to the N-6 Registration Statement (File No. 333-146241), filed with the Commission on December 4, 2007.

(h) (1) (iv) Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM Distributors dated April 30, 2010 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (1) (v) Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM Distributors dated November 6, 2013 is incorporated herein by reference to Post -Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) Fund Participation Agreement among Great-West, The Alger American Fund, Fred Alger Management, Inc., and Fred Alger & Company, Inc. dated September 13, 1999 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) (i) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger & Company, Inc. dated August 17, 2006 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) (ii) Amendment to the Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger & Company, Inc. dated November 2, 2009 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 16, 2010.

(h) (2) (iii) Amendment to the Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger & Company, Inc. dated August 21, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) (iv) Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (2) (v) Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc. and Fund Distributors dated April 20, 2000 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 28, 2006.

(h) (2) (vi) Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc. and American Century Investment Services, Inc., dated May 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 28, 2006.

(h) (2) (vii) Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and American Century Investment Services, Inc., dated April 26, 2005, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2005.

(h) (2) (viii) Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and American Century Investment Services, Inc. dated September 17, 2007 is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on September 21, 2007.

(h) (2) (ix) Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and American Century Investment Services, Inc., dated November 18, 2008 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) (x) Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American Century Investment Management, Inc., and American Century Investment Services, Inc. dated September 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) (xi) Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American Century Investment Management, Inc., and American Century Investment Services, Inc. dated May 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (2) (xii) Amendment dated August 30, 2023 to Participation Agreement (American Century Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (3) Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), American Funds Insurance Series and Capital Research and Management Company dated January 28, 2008 is incorporated herein by reference to Post-Effective No. 16 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 21, 2008.

(h) (3) (i) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), American Funds Insurance Series and Capital Research and Management Company dated September 30, 2011 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (3) (ii) Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American Funds Insurance Series and Capital Research and Management Company dated August 28, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (3) (iii) Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American Funds Insurance Series and Capital Research and Management Company dated April 3, 2014 is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (4) Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated April 30, 2009 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 16, 2010.

(h) (4) (i) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc. dated April 29, 2011 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (4) (ii) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 36 to Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (5) Participation Agreement among Great-West, Great-West of New York, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc. dated May 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (6) Participation Agreement among Great-West, Great-West of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc. dated May 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (7) Participation Agreement among Great-West, Great-West of New York, Columbia Funds Variable Insurance Trust II, Columbia Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc. dated May 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (8) Fund Participation Agreement among Great-West, Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P. and Davis Distributors, LLC, dated December 16, 2004 is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2005.

(h) (8) (i) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis Distributors, LLC, dated July 2, 2007 is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on September 21, 2007.

(h) (8) (ii) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis Distributors, LLC, dated October 29, 2008 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (8) (iii) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis Distributors, LLC dated August 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (9) Participation Agreement among Great-West, Delaware Group Premium Fund (now known as Delaware VIP Trust), Delaware Management Company, and Delaware Distributors, L.P., dated April 20, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-52956), filed with the Commission on April 24, 2001.

(h) (9) (i) Amendment to Participation Agreement among Great-West, Delaware Group Premium Fund (now known as Delaware VIP Trust), Delaware Management Company, and Delaware Distributors, L.P., dated May 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (9) (ii) Amendment to Participation Agreement among Great-West, Delaware Group Premium Fund (now known as Delaware VIP Trust), Delaware Management Company, and Delaware Distributors, L.P., dated June 2,2003 is incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-52956), filed with the Commission on May 29, 2003.

(h) (9) (iii) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated April 2005 is incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-4 Registration Statement (File No. 333-01153), filed with the Commission on April 29, 2005.

(h) (9) (v) Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. dated November 14, 2011 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-176926), filed with the Commission on December 30, 2011.

(h) (9) (vi) Amendment to Fund Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. dated May 7, 2014 is incorporated herein by reference to Post-Effective Amendment No.30 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on October 22, 2014.

(h) (9) (vii) Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. dated August 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (9) (viii) Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. dated May 1, 2016 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (10) Fund Participation Agreement among Great-West and Dreyfus Stock Index Fund Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) dated December 31, 1998 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (10) (i) Amendment to Fund Participation Agreement among Great-West and Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) dated March 15, 1999, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (10) (ii) Amendment to Fund Participation Agreement among Great-West, Dreyfus Growth and Value Funds, Inc., Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund, dated January 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 28, 2006.

(h) (10) (iii) Amendment to Fund Participation Agreement among Great-West, Dreyfus Stock Index Fund, Inc.(formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund dated December 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 28, 2006.

(h) (10) (iv) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund dated July 31, 2007 is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on September 21, 2007.

(h) (10) (v) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund dated January 9, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (10) (vi) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund dated October 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (10) (vii) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund dated November 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (11) Fund Participation Agreement among Great-West, Scudder Variable Series I, Scudder Variable Series II, Scudder Investment VIT Funds, Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc. and Scudder Distributors dated March 31, 2005 is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2005.

(h) (11) (i) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), DWS Variable Series I (formerly Scudder Variable Series I), DWS Variable Series II (formerly Scudder Variable Series II), DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Deutsche Investment Management Americas Inc. and DWS Scudder Distributors, Inc. (formerly Scudder Distributors, Inc.) dated April 11, 2007 is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on September 21, 2007.

(h) (11) (ii) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, Deutsche Investment Management Americas Inc. and DWS Scudder Distributors, Inc. dated July 1, 2007 is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on September 21, 2007.

(h) (11) (iii) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, Deutsche Investment Management Americas Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated November 20, 2008 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (11) (iv) Amendment to Fund Participation Agreement among Great-West, Great-West of New York), DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, Deutsche Investment Management Americas Inc. and DWS Investments Distributors, Inc. dated August 10, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (12) Fund Participation Agreement among Great-West, Great-West of New York, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated April 28, 2016 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (13) Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Federated Insurance Series and Federated Securities Corp. dated March 3, 2012 is incorporated herein by reference to Post-Effective Amendment No. 25 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 27, 2012.

(h) (13) (i) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), GWFS Equities, Inc., Federated Insurance Series and Federated Securities Corp. dated March 3, 2012 is incorporated herein by reference to Post-Effective Amendment No. 25 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 27, 2012.

(h) (14) Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (14) (i) Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (14) (ii) Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation dated May 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (14) (iii) Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V, and Fidelity Distributor Corporation dated August 24, 2022 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 333-212091), filed with the Commission on April 28, 2023.

(h) (15) Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated May 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (15) (i) Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (16) Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 28, 2006.

(h) (16) (i) Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated May 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 28, 2006.

(h) (16) (ii) Amended and Restated Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated October 26, 2006 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 30, 2007.

(h) (16) (iii) Amendment to Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated May 16, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-145333), filed with the Commission on November 1, 2007.

(h) (16) (iv) Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated August 29, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-145333), filed with the Commission on November 1, 2007.

(h) (16) (v) Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated October 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (16) (vi) Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated September 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (16) (vii) Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated April 28, 2017 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (17) Participation Agreement among Great-West, Great-West of New York, Goldman Sachs Variable Insurance Trust, and Goldman, Sachs & Co. dated April 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 26, 2013.

(h) (17) (i) Amendment to Participation Agreement among Great-West, Great-West of New York, Goldman Sachs Variable Insurance Trust, and Goldman, Sachs & Co. dated July 22, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (17) (ii) Agreement among Great-West and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated November 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (17) (iii) Amendment to Agreement among Great-West, First Great-West (now known as Great-West of New York), and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated October 31, 2007, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-145333), filed with the Commission on November 1, 2007.

(h) (17) (iv) Amendment to Agreement among Great-West, First Great-West (now known as Great-West of New York), and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated March 23, 2008 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963).

(h) (17) (v) Amendment to Agreement among Great-West, First Great-West (now known as Great-West of New York), and Great-West Funds, Inc. dated August 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (18) Fund Participation Agreement among Great-West, Great-West of New York, Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.), GW Capital Management LLC, and GWFS Equities, Inc. dated December 15, 2011 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (18) (i) Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated June 1, 1998 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (18) (ii) Letter Agreement Supplement to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation dated April 27, 1998 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (18) (iii) Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation dated December 1, 1998 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (18) (iv) Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation dated October 4, 1999 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on April 24, 2002.

(h) (18) (v) Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series, and Janus Capital Corporation dated January 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on September 30, 2008.

(h) (18) (vi) Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital Corporation, dated September 14, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-145333), filed with the Commission on November 1, 2007.

(h) (18) (vii) Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital Corporation dated January 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (18) (viii) Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital Corporation dated September 11, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (19) Fund Participation Agreement among Great-West, Great-West of New York, Janus Aspen Series and Janus Distributors, LLC dated December 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (20) Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., and J.P. Morgan Investment Management Inc. dated April 24, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (20) (i) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. dated April 13, 2015 is incorporated herein by reference to Post-Effecitve Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (21) Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated September 8, 2011 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (21) (ii)  Amendment to Participation Agreement among Great-West, Great-West of New York, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated April 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (21) (iii) Amendment to Participation Agreement among Great-West, Great-West of New York, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated April 17, 2015 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (22) Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), MFS Variable Insurance Trust I (now known as MFS Variable Insurance Trust), MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. dated April 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 21, 2017.

(h) (22) (i) Amendment to Participation Agreement among Great-West, Great-West of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. dated April 2017 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (23) Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated dated January 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-7093), filed with the Commission on April 24, 2002.

(h) (23) (i) Amendment to Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated dated October 24, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-146241), filed with the Commission on December 4, 2007.

(h) (24) Fund Participation Agreement among Great-West, PIMCO Variable Insurance Trust, Pacific Investment Management Company LLC and PIMCO Advisors Distributors LLC dated March 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on May 3, 2004.

(h) (24) (i) Amendment to Participation Agreement among Great-West, PIMCO Variable Trust, Pacific Investment Management Company, LLC, Allianz Global Investors Distributors, LLC and First-Great-West dated August 31, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-145333), filed with the Commission on November 1, 2007.

(h) (24) (ii) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), PIMCO Variable Insurance Trust, Pacific Investment Management Company, LLC and Allianz Global Investors Distributors, LLC dated November 5, 2008 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (24) (iii) Amendment dated August 19, 2022 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 16 to the Form N-4 Registration Statement (File No. 333-190044), filed with the Commission on April 28, 2023.

(h) (25) Participation Agreement among Great-West, Great-West of New York, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated 2016 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (26) Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Putnam Variable Trust and Putnam Management Limited Partnership dated April 30, 2008 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on September 30, 2008.

(h) (26) (i) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Putnam Variable Trust and Putnam Management Limited Partnership dated July 22, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (27) Fund Participation Agreement among Great-West, Royce Capital Fund, and Royce & Associates, LLC dated September 30, 2005 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Steatment (File No. 333-70963), filed with the Commission on April 30, 2007.

(h) (27) (i) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Royce Capital Fund, and Royce and Associates, LLC dated May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 16, 2010.

(h) (27) (ii) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Royce Capital Fund, and Royce and Associates, LLC dated September 18, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (27) (iii) Fund Participation Agreement among Great-West, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated February 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (27) (iv) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated November 10, 2008 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (27) (v) Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated November 30, 2011 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (27) (vi) Amendment to Fund Participation Agreement among Great-West, Great-West of New York, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated August 29, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (27) (vii) Amendment to Fund Participation Agreement among Great-West, Great-West of New York, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated March 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (28) Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation dated October 11, 2007 is incorporated herein by reference to Post-Effective Amendment No. 16 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 21, 2008.

(h) (28) (i) Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation dated October 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (28) (ii) Amendment to Participation Agreement among Great-West, Great-West of New York, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation dated August 28, 2014 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Staetment (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (29) Participation Agreement among Great-West, Vanguard Variable Insurance Fund, The Vanguard Group, Inc. and Vanguard Marketing Corporation dated August 31, 2001; and Amendment to Participation Agreement among Great-West, Great-West of New York, Vanguard Variable Insurance Fund, The Vanguard Group, Inc. and Vanguard Marketing Corporation dated April 2021 is incorporated herein by reference to Post-Effective Amendment No. 40 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on May 10, 2021.

(h) (30) Participation Agreement among Great-West, Great-West of New York, Victory Variable Insurance Funds, Victory Capital Management Inc. and Victory Capital Advisers, Inc. dated May 1, 2018 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2019.

(h) (31) Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated May 20, 2014, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-194043), filed with the Commission on April 20, 2015.

(h) (31) (i) Amendment dated March 15, 2022 to Participation Agreement (Legg Mason Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Advisor LLC, and Franklin Distributors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 16 to the Form N-4 Registration Statement (File No. 333-194044), filed with the Commission on April 28, 2023.

(h) (32) Participation Agreement dated April 1, 2014 (Blackrock Variable Series Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-194043), filed with the Commission on April 20, 2015.

(h) (32) (i) Amendment dated April 5, 2016 to Participation Agreement (Blackrock Variable Series Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (33) Participation Agreement dated May 1, 1999 (BNY Mellon Investment Fund) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-01153), filed with the Commission on April 18, 2003.

(h) (33) (i) Amendment dated March 20, 2001 to Participation Agreement (BNY Mellon Investment Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-52956), filed with the Commission on April 24, 2001.

(h) (33) (ii) Amendment dated May 21, 2003 to Participation Agreement (BNY Mellon Investment Fund) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-52956), filed with the Commission on May 29, 2003.

(h) (33) (iii) Amendment dated October 5, 2020 to Participation Agreement (BNY Mellon Investment Fund) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (34) Participation Agreement dated April 9, 2014 (DFA Investment Dimensions Group Inc.) is incorporated herein to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-212090), filed with the Commission on September 15, 2017.

(h) (34) (i) Amendment dated May 1, 2022 to Participation Agreement (DFA Investment Dimensions Group Inc.) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (35) Participation Agreement dated May 1, 2000 (Franklin Templeton Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-203265), filed with the Commission on June 24, 2015.

(h) (35) (i) Amendment dated May 3, 2004 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (35) (ii) Amendment dated May 1, 2006 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-147743), filed with the Commission on April 24, 2008.

(h) (35) (iii) Amendment dated June 5, 2007 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (35) (iv) Amendment dated May 1, 2008 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-147743), filed with the Commission on April 24, 2008.

(h) (35) (v) Amendment dated December 5, 2014 to Participation Agreement (Franklin Templeton Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-203265), filed with the Commission on June 24, 2015.

(h) (35) (vi) Amendment dated May 1, 2016 to Participation Agreement (Franklin Templeton Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (35) (vii) Amendment dated March 15, 2022 to Participation Agreement (Franklin Templeton Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 16 to the Form N-4 Registration Statement (File No. 333-194044), filed with the Commission on April 28, 2023.

(h) (36) Participation Agreement dated to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-147743), filed with the Commission on April 21, 2009.

(h) (36) (i) Amendment dated May 1, 2023 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (36) (ii) Amendment dated April 29, 2024 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 22, 2024.

(h) (36) (iii) Amendment dated April 24, 2026 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 21, 2026.

(h) (37) Participation Agreement dated December 15, 2011 (Great-West Funds, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-176926), filed with the Commission on December 19, 2011.

(i) Administrative Contracts. None.

(j) Other Material Contracts

(j) (i) Form of Rule 22c-2 Shareholder-Information Agreement is incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 30, 2007.

(k) Legal Opinion

(k) (1) An Opinion and Consent of Counsel Regarding the Legality of the Securities Being Registered is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-70963), filed with the Commission on June 23, 1999.

(l) Actuarial Opinion - not applicable

(m) Calculation

(m) (1) Calculation of Hypothetical Illustration Value is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 29, 2003.

(n) Other Opinion.

(n) (1) Written Consent of KPMG LLP

- Filed herein.

(n) (2) Written Consent of Deloitte & Touche LLP

- Filed herein.

(n) (3) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 46 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 21, 2026.

(o) Omitted Financial Statements. None

(p) Initial Capital Agreements. None.

(q) Redeemability exemption. None

(r) Form of Initial Summary Prospectus – Not Applicable.

Item 31. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Insurance Company
Orr, Robert Jeffrey	(3)	Chair of the Board and Director
Bienfait, Robin A.	(3)	Director
Coutu, Marcel R.	(4)	Director
Desmarais, Andre R.	(3)	Director
Desmarais, Philippe	(3)	Director
Desmarais III, Paul G.	(3)	Director
Doer, Gary A.	(1)	Director
Fleming, Gregory J.	(2)	Director
Généreux, Claude	(3)	Director
Harney, David	(1)	Director
Lawrence, Jason P.	(2)	Director
Louvel, Alain	(2)	Director
Madoff, Paula	(2)	Director
Murphy, Edmund F.	(2)	President, Chief Executive Officer, and Director
O’Sullivan, James P.	(2)	Director
Reynolds, Robert L.	(2)	Director
Ryan, T. Timothy, Jr.	(5)	Director
Selitto, Jerome J.	(2)	Director
Shah, Dhvani	(2)	Director
Walsh, Brian E.	(6)	Director
Abdul-Jaleel, Ahmed	(2)	Chief Compliance Officer, Registered Separate Accounts
Bartosik, Jane	(2)	Senior Vice President, Workplace and Advice
Bell, Mark	(2)	Head of Personal Wealth Technology
Bevacqua, John F.	(2)	Executive Vice President & Chief Risk Officer
Birk, Craig	(2)	Chief Investment Officer, Empower Personal Wealth
Blacker, Bonnie T.	(2)	Head of Global Conference Planning & Travel
Boschen, Jeffrey	(2)	Senior Vice President, Client Services
Breton, Hugo	(2)	Senior Vice President, Transformation & Plan Services
Brown, Jack E.	(2)	Executive Vice President, US Chief Investment Officer & Lead Portfolio Manager
Burton, William	(2)	Senior Vice President, Information Technology Application Engineering
Craig, Casey	(2)	Executive Vice President, Empower Large Mega NFP Markets
Dugan, Christine	(2)	Chief Actuary
Eby, Amy	(2)	Appointed Actuary
Fedora, Jennifer	(2)	Senior Vice President, Participant Services
Ferguson, Kelley	(2)	Senior Vice President, Total Rewards & Human Resources Operations
Franklin, Simon	(2)	Senior Vice President, Head of Relationship Management, LMN
Gray, David	(2)	Executive Vice President, Enterprise Solutions
Hobby, Roger	(2)	Executive Vice President, Personal Wealth Distribution & Advisory
Hooker, Mel	(2)	Senior Vice President, Empower Experience
Jeffries, William	(2)	Senior Vice President, Operations
Klaff, Jon	(2)	Head of Personal Wealth Marketing
Kline, Carol	(2)	Executive Vice President and Chief Information Officer
Krieder, Jonathan	(2)	Executive Vice President and Head of Empower Investments
Lemire, Kevin	(2)	Head of General Services
Linton, Richard H., Jr.	(2)	President and Chief Operating Officer

Logsdon, Ryan	(2)	Vice President, Deputy General Counsel & Corporate Secretary
McLeod, David G.	(2)	Executive Vice President & Chief Business Development Officer
Miller, Laura	(2)	Senior Vice President, General Counsel, Workplace Solutions & Personal Wealth
Moritz, Christine	(2)	Executive Vice President & Chief Financial Officer
Munro, Ken	(2)	Senior Vice President, National Sales, Core Markets
Noble, Kelly	(3)	Executive Vice President, General Counsel & Chief Legal Officer
O’Leary, Stephanie	(2)	Corporate Treasurer
Peterson, Douglas	(2)	Chief Information Security Officer
Roe, Kara S.	(2)	Controller & Chief Accounting Officer
Sanchez, Suzanne M.	(2)	Executive Vice President & Chief Human Resources Officer
Smolen, Joseph M.	(2)	President, Workplace Solutions
Soderquist, Darlene	(2)	Vice President, Relationship Management Core
Stillman, Steven	(2)	Senior Vice President, Empower Personal Wealth Operations
Tamblyn, Ray	(2)	Head of Product Wealth Management
Waddell, Carol E.	(2)	President, Empower Personal Wealth
Waldron, KC	(2)	Chief Compliance Officer

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3

(4)	BrookField Asset Management Inc., 335 8th Avenue, SW, Suite 1700, Calgary, AB T2P 1C9

(5)	JP Morgan Chase, 270 Park Avenue, Floor 47, New York, NY 10017

(6)	Saguenay Capital, LLC, The Centre at Purchase, Two Manhattanville Road, Suite 403, Purchase, NY 10577

Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of Empower Annuity Insurance Company of America, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada.

For more information regarding the company structure of the Power Corporation of Canada, please refer to the organizational chart, incorporated herein by reference to Post-Effective Amendment No. 46 to the Form N-6 Registration Statement (File No. 333-70963), filed with the Commission on April 21, 2026.

Item 33. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Provisions exist under the Colorado Business Corporation Act and the Bylaws of Empower whereby Empower may indemnify a director, officer or controlling person of Empower against liabilities arising under the Securities Act. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 – INDEMNIFICATION

Section 7-109-101. Definitions. As used in this article:

(1) “Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2) “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3) “Expenses” includes counsel fees.

(4) “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) “Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:

(a) The individual’s conduct was in good faith; and

(b) The individual reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation’s best interests; and

(II) In all other cases, that the conduct was at least not opposed to the corporation’s best interests; and

(c) In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual’s conduct was unlawful.

(2) A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of  subsection (1) of this section.

(3) The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or

(b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:

(a) The director delivers to the corporation a written affirmation of the director’s good faith belief that;

(I) The director has met the relevant standard of conduct described in section 7-109-102; or

(II) The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and

(b) The director delivers to the corporation a written undertaking, executed personally or on the director’s behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.

(2) The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:

(a) If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is entitled to indemnification or an advance of expenses under section 7- 109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court- ordered indemnification or advance of expenses.

(c) If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.

(2) The determinations required by subsection (1) of this section must be made:

(a) If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;

(b) By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or

(c) By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.

(3) Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.

(2) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.

(3) A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Variation by corporate action.

(1) A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

(a) Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.

(b) That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.

(2) A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.

(3) A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).

(4) Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.

(5) Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Empower

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a) “expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b) “liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c) “party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d) “proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a) the person conducted himself or herself in good faith; and

(b) the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a) the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b) with respect to the matter(s) giving rise to the proceeding:

(i) the person conducted himself or herself in good faith; and

(ii) the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(iv) if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 34. Principal Underwriter

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, Protective NY Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  For information with respect to the officers and directors of IDI, reference is made to Form BD, SEC File No. 008-46802, which is herein incorporated by reference. This information can be found at https://brokercheck.finra.org/firm/summary/35490.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 35. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor at 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 36. Management Services

Not Applicable.

Item 37. Fee Representation.

The Depositor, Empower Annuity Insurance Company of America, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Empower Annuity Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on this 5th day of August, 2026.

COLI VUL-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III*
President and Chief Executive Officer of Empower Annuity Insurance Company of America

Empower Annuity Insurance Company of America
(Depositor)

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III*
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Chairman of the Board	*
R. Jeffrey Orr*

*	President and Chief Executive Officer	*
Edmund F. Murphy III*	(Principal Executive Officer)

*	Executive Vice President and Chief Financial Officer	*
Christine Moritz*	(Principal Financial and Accounting Officer)

*	Director	*
Robin Bienfait*

*	Director	*
Marcel R. Coutu*

*	Director	*
André R. Desmarais*

*	Director	*
Paul G. Desmarais, III*

*	Director	*
Philippe Desmarais*

*	Director	*
Gary A. Doer*

*	Director	*
Gregory J. Fleming*

*	Director	*
Claude Généreux*

*	Director	*
David Harney

*	Director	*
Jason P. Lawrence*

*	Director	*
Alain Louvel*

*	Director	*
Paula B. Madoff*

*	Director	*
Robert L. Reynolds*

*	Director	*
T. Timothy Ryan, Jr.*

*	Director	*
Jerome J. Selitto*

*	Director	*
Dhvani Shah*

*	Director	*
James P. O’Sullivan*

*	Director	*
Brian E. Walsh*

*By:	/s/ Bradley A. Strickling	*Attorney-in-fact pursuant to Power of Attorney	August 5, 2026
Bradley A. Stickling

EXHIBIT LIST

(n) (1) Consent of KPMG LLP

(n) (2) Consent of Deloitte & Touche LLP